UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  12/31/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2018 (unaudited)

Templeton Dynamic Equity Fund

	Industry	Shares	Value
Common Stocks 94.4%
Belgium 1.6%
UCB SA	Pharmaceuticals	1,711	$139,781
Canada 4.4%
Goldcorp Inc	Metals & Mining	9,600	94,034
Husky Energy Inc	Oil, Gas & Consumable Fuels	12,100	125,082
Wheaton Precious Metals Corp	Metals & Mining	8,100	158,149
			377,265
China 8.3%
[a] Baidu Inc., ADR	Interactive Media & Services	1,389	220,295
China Longyuan Power Group Corp	Independent Power & Renewable
	Electricity Producers	200,000	136,134
China Mobile Ltd	Wireless Telecommunication Services	23,206	223,303
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	120,000	127,195
			706,927
Denmark 1.4%
Vestas Wind Systems AS	Electrical Equipment	1,559	118,018
France 6.7%
AXA SA	Insurance	4,197	90,687
Cie Generale des Etablissements Michelin SCA	Auto Components	818	81,261
Compagnie de Saint-Gobain	Building Products	2,338	78,129
Credit Agricole SA	Banks	6,835	73,851
Total SA.	Oil, Gas & Consumable Fuels	4,657	246,416
			570,344
Germany 0.9%
HeidelbergCement AG	Construction Materials	1,284	78,710
Hong Kong 3.5%
AIA Group Ltd	Insurance	24,200	200,881
CK Asset Holdings Ltd	Real Estate Management & Development	12,870	94,177
			295,058
Italy 0.9%
UniCredit SpA	Banks	6,974	78,997
Japan 6.2%
IHI Corp	Machinery	2,700	74,644
INPEX Corp	Oil, Gas & Consumable Fuels	8,300	74,344
Panasonic Corp	Household Durables	11,700	105,748
Seven & i Holdings Co. Ltd	Food & Staples Retailing	2,270	99,064
Sumitomo Mitsui Financial Group Inc	Banks	2,470	82,146
Takeda Pharmaceutical Co. Ltd	Pharmaceuticals	2,840	96,006
			531,952
Netherlands 6.9%
NN Group NV.	Insurance	4,217	168,148
NXP Semiconductors NV.	Semiconductors & Semiconductor Equipment	3,220	235,962
[a] QIAGEN NV	Life Sciences Tools & Services	5,300	182,585
			586,695
South Korea 8.3%
Hana Financial Group Inc	Banks	4,535	147,609
KB Financial Group Inc	Banks	2,191	91,479
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	7,278	252,901

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd	Banks	5,971	$212,310
			704,299
Switzerland 4.4%
Novartis AG	Pharmaceuticals	3,133	268,483
Roche Holding AG	Pharmaceuticals	435	108,058
			376,541
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	23,970	176,659
United Kingdom 5.7%
BP PLC	Oil, Gas & Consumable Fuels	13,640	86,268
Kingfisher PLC	Specialty Retail	28,611	75,709
[a] LivaNova PLC	Health Care Equipment & Supplies	450	41,161
Prudential PLC	Insurance	9,209	164,648
Vodafone Group PLC	Wireless Telecommunication Services	58,369	113,811
			481,597
United States 33.1%
Advance Auto Parts Inc	Specialty Retail	401	63,141
Ally Financial Inc	Consumer Finance	4,797	108,700
Amgen Inc	Biotechnology	661	128,677
Apache Corp	Oil, Gas & Consumable Fuels	2,200	57,750
Capital One Financial Corp	Consumer Finance	2,360	178,392
[a] Celgene Corp	Biotechnology	1,500	96,135
Comcast Corp., A	Media	6,456	219,827
[a] CommScope Holding Co. Inc	Communications Equipment	3,200	52,448
Coty Inc., A	Personal Products	8,200	53,792
Devon Energy Corp	Oil, Gas & Consumable Fuels	5,090	114,729
Eastman Chemical Co	Chemicals	2,721	198,932
Eli Lilly & Co	Pharmaceuticals	1,860	215,239
Gilead Sciences Inc	Biotechnology	1,450	90,698
Jones Lang LaSalle Inc	Real Estate Management & Development	1,018	128,879
Kellogg Co	Food Products	3,970	226,330
LyondellBasell Industries NV, A.	Chemicals	1,321	109,854
Oracle Corp	Software	6,131	276,815
Perrigo Co. PLC	Pharmaceuticals	1,369	53,049
Tapestry Inc	Textiles, Apparel & Luxury Goods	1,980	66,825
United Parcel Service Inc., B	Air Freight & Logistics	2,160	210,665
Voya Financial Inc	Diversified Financial Services	2,060	82,688
Wells Fargo & Co	Banks	1,790	82,483
			2,816,048
Total Common Stocks (Cost $9,297,207)			8,038,891

|2

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Dynamic Equity Fund (continued)
	Shares	Value
Short Term Investments (Cost $478,285) 5.6%

Money Market Funds 5.6%
United States 5.6%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	478,285	$478,285
Total Investments (Cost $9,775,492) 100.0%		8,517,176
Other Assets, less Liabilities (0.0)%†		(1,519)
Net Assets 100.0%		$8,515,657

See Abbreviations on page 16.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

|3

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2018 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Shares/
		Warrants/
	Industry	Rights	Value

Common Stocks and Other Equity Interests 94.0%
Austria 1.0%
DO & CO Restaurants & Catering AG	Hotels, Restaurants & Leisure	92,774	$8,387,498
Brazil 1.9%
Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	3,349,351
Grendene SA	Textiles, Apparel & Luxury Goods	3,067,836	6,481,483
[a] Marcopolo SA, rts., 1/18/19	Machinery	86,591	19,187
[b] Ser Educacional SA, Reg S	Diversified Consumer Services	1,036,500	4,152,676
Wiz Solucoes e Corretagem de seguros SA	Insurance	983,685	1,776,652
			15,779,349
China 15.6%
[a] Baozun Inc., ADR	Internet & Direct Marketing Retail	601,384	17,566,427
China Everbright Ltd	Capital Markets	3,480,000	6,168,495
Chinasoft International Ltd	IT Services	8,008,000	3,978,178
COSCO Shipping Ports Ltd	Transportation Infrastructure	7,149,951	7,030,793
Fanhua Inc., ADR	Insurance	201,020	4,412,389
[a] Health & Happiness H&H International Holdings Ltd	Food Products	2,199,000	12,552,877
Huaxin Cement Co. Ltd., B	Construction Materials	9,462,133	16,132,937
Jiangling Motors Corp. Ltd., B	Automobiles	3,677,518	3,686,676
[c] Luye Pharma Group Ltd	Pharmaceuticals	10,634,000	7,401,226
[a] Noah Holdings Ltd., ADR	Capital Markets	214,154	9,277,151
Sunny Optical Technology Group Co. Ltd	Electronic Equipment, Instruments
	& Components	787,000	6,995,109
TravelSky Technology Ltd., H	IT Services	3,627,200	9,287,448
Uni-President China Holdings Ltd	Food Products	11,454,000	9,946,644
Weifu High-Technology Co. Ltd., B.	Auto Components	1,988,000	3,437,522
Xinyi Solar Holdings Ltd	Semiconductors & Semiconductor Equipment	19,412,756	6,817,582
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	8,836,600	4,796,060
			129,487,514
Czech Republic 1.0%
Moneta Money Bank AS	Banks	2,567,132	8,289,185
Egypt 2.4%
Eastern Tobacco	Tobacco	5,233,095	4,787,055
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	1,296,679	7,735,756
[a] Global Telecom Holding SAE	Wireless Telecommunication Services	15,222,239	3,113,502
Integrated Diagnostics Holdings PLC	Health Care Providers & Services	1,049,430	4,365,629
			20,001,942
Georgia 0.6%
[a] Georgia Healthcare Group PLC	Health Care Providers & Services	1,950,607	5,074,523
Hong Kong 2.9%
Amvig Holdings Ltd	Containers & Packaging	6,108,000	1,396,248
I.T Ltd	Specialty Retail	12,510,395	6,678,175
Ju Teng International Holdings Ltd	Electronic Equipment, Instruments
	& Components	17,608,000	4,744,637
Luk Fook Holdings (International) Ltd	Specialty Retail	3,888,000	11,097,223
			23,916,283
Hungary 1.1%
Richter Gedeon Nyrt	Pharmaceuticals	467,530	9,060,594

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
		Warrants/
	Industry	Rights	Value
Common Stocks and Other Equity Interests (continued)
India 16.1%
Apollo Tyres Ltd	Auto Components	6,432,450	$21,815,963
Bajaj Holdings & Investment Ltd	Diversified Financial Services	845,982	35,872,458
[a] Equitas Holdings Ltd	Consumer Finance	3,113,000	5,599,999
Federal Bank Ltd	Banks	9,476,047	12,701,472
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	1,197,798	11,932,355
JK Cement Ltd	Construction Materials	761,388	7,809,234
[d] Odisha Cement Ltd	Construction Materials	364,920	5,769,114
Redington India Ltd	Electronic Equipment, Instruments
	& Components	5,749,387	7,326,192
Tata Chemicals Ltd	Chemicals	1,700,500	17,273,873
Vardhman Textiles Ltd	Textiles, Apparel & Luxury Goods	468,044	7,494,624
			133,595,284
Indonesia 0.6%
[a] Bank Permata Tbk PT	Banks	52,896,897	2,299,065
Hexindo Adiperkasa Tbk PT	Trading Companies & Distributors	13,008,000	2,578,081
			4,877,146
Malaysia 0.9%
7-Eleven Malaysia Holdings Bhd	Food & Staples Retailing	16,467,458	5,977,299
Hartalega Holdings Bhd	Health Care Equipment & Supplies	1,052,300	1,563,490
			7,540,789
Mexico 1.7%
Grupo Herdez SAB de CV	Food Products	4,483,374	9,354,385
Nemak SAB de CV	Auto Components	6,720,300	5,020,432
			14,374,817
Nigeria 0.1%
UAC of Nigeria PLC	Food Products	45,432,007	1,225,843
Pakistan 0.4%
Habib Bank Ltd	Banks	2,963,600	2,501,465
The Hub Power Co. Ltd	Independent Power & Renewable
	Electricity Producers	148,900	91,459
United Bank Ltd	Banks	434,000	384,950
			2,977,874
Peru 1.0%
[b] Intercorp Financial Services Inc., Reg S	Banks	200,780	8,432,760
Philippines 1.6%
DMCI Holdings Inc	Industrial Conglomerates	15,192,600	3,698,313
International Container Terminal Services Inc	Transportation Infrastructure	4,953,880	9,435,962
			13,134,275
Poland 0.5%
Amica SA	Household Durables	112,408	3,448,033
[a] Prime Car Management SA	Road & Rail	323,178	1,109,628
			4,557,661
Russia 2.0%
[a,b] Lenta Ltd., GDR, Reg S	Food & Staples Retailing	842,420	2,598,866
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	464,316	10,892,853
[b] TMK PAO, GDR, Reg S	Energy Equipment & Services	895,595	2,883,816
			16,375,535

|5

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
		Warrants/
	Industry	Rights	Value

Common Stocks and Other Equity Interests (continued)
South Korea 12.2%
Cosmecca Korea Co. Ltd	Personal Products	226,111	$6,598,313
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	462,845	22,233,981
Hankook Tire Worldwide Co. Ltd	Diversified Financial Services	656,000	9,777,770
Hans Biomed Corp	Biotechnology	435,466	9,775,121
Interojo Co. Ltd	Health Care Equipment & Supplies	114,546	2,535,280
Interpark Holdings Corp	Internet & Direct Marketing Retail	170,863	360,532
I-Sens Inc	Health Care Equipment & Supplies	181,746	3,671,768
Mando Corp	Auto Components	377,931	9,824,014
Medy-tox Inc	Biotechnology	30,268	15,703,018
Sebang Global Battery Co. Ltd	Auto Components	238,646	7,703,373
Silicon Works Co. Ltd	Semiconductors & Semiconductor Equipment	213,959	6,455,022
Vieworks Co. Ltd	Health Care Equipment & Supplies	151,355	4,484,754
Youngone Corp	Textiles, Apparel & Luxury Goods	61,846	2,129,633
			101,252,579
Sri Lanka 1.4%
Hatton National Bank PLC	Banks	3,397,647	3,975,377
Hemas Holdings PLC	Industrial Conglomerates	14,964,257	7,281,678
			11,257,055
Switzerland 1.6%
[a] Luxoft Holding Inc	IT Services	141,513	4,304,826
[a] Wizz Air Holdings PLC	Airlines	254,155	9,081,594
			13,386,420
Taiwan 12.8%
ADLINK Technology Inc	Technology Hardware, Storage & Peripherals	4,328,797	4,477,773
Eclat Textile Co. Ltd	Textiles, Apparel & Luxury Goods	581,400	6,612,648
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	20,645,300	8,937,816
Flytech Technology Co. Ltd	Electronic Equipment, Instruments
	& Components	2,181,220	4,847,631
Merida Industry Co. Ltd	Leisure Products	2,973,000	13,408,961
Novatek Microelectronics Corp. Ltd	Semiconductors & Semiconductor Equipment	3,234,000	15,008,922
Pacific Hospital Supply Co. Ltd	Health Care Equipment & Supplies	1,552,000	3,499,951
[a] PChome Online Inc	Internet & Direct Marketing Retail	2,081,035	8,603,815
[a] PharmaEssentia Corp	Biotechnology	2,206,000	12,581,201
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	7,269,500	10,323,227
Shin Zu Shing Co. Ltd	Machinery	1,793,000	4,934,164
St. Shine Optical Co. Ltd	Health Care Equipment & Supplies	537,000	9,442,298
TTY Biopharm Co. Ltd	Pharmaceuticals	1,626,900	4,067,649
			106,746,056
Thailand 3.0%
Delta Electronics Thailand PCL, fgn	Electronic Equipment, Instruments
	& Components	5,046,100	10,844,278
Dynasty Ceramic PCL, fgn	Building Products	16,746,100	1,014,915
[a] Dynasty Ceramic PCL, wts., 5/07/21	Building Products	6,698,440	142,917
Major Cineplex Group PCL, fgn	Entertainment	5,920,300	3,771,125
TISCO Financial Group PCL, fgn	Banks	3,722,100	9,006,009
			24,779,244

|6

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
		Shares/
		Warrants/
	Industry	Rights	Value
Common Stocks and Other Equity Interests (continued)
Turkey 2.1%
Mavi Giyim Sanayi Ve Ticaret AS, B.	Textiles, Apparel & Luxury Goods	521,341	$3,171,754
[e] Pinar Sut Mamulleri Sanayii AS	Food Products	3,279,170	4,098,962
[a,e] Reysas Gayrimenkul Yatirim Ortakligi AS	Equity Real Estate Investment Trusts (REITs)	24,575,397	3,201,855
Soda Sanayii AS	Chemicals	5,208,686	6,982,944
			17,455,515
United Arab Emirates 1.3%
Agthia Group PJSC	Food Products	1,299,581	1,747,800
Aramex PJSC	Air Freight & Logistics	7,672,868	8,961,410
			10,709,210
United Kingdom 1.0%
Stock Spirits Group PLC.	Beverages	3,181,741	8,439,631
United States 1.6%
[a] IMAX Corp	Entertainment	700,708	13,180,317
Vietnam 5.6%
DHG Pharmaceutical JSC	Pharmaceuticals	1,005,648	3,425,143
FPT Corp	Electronic Equipment, Instruments
	& Components	2,778,362	5,054,834
[a] Hoa Phat Group JSC	Metals & Mining	11,788,331	15,729,633
Imexpharm Pharmaceutical JSC	Pharmaceuticals	643,406	1,689,305
[a] Masan Group Corp	Food Products	2,374,060	7,932,298
Vietnam Container Shipping JSC.	Marine	1,459,582	2,551,673
[a] Vincom Retail JSC.	Real Estate Management & Development	8,204,082	9,868,243
			46,251,129
Total Common Stocks and Other Equity
Interests (Cost $755,828,184)			780,546,028

Participatory Notes 1.2%
Saudi Arabia 1.2%
[f] Deutsche Bank AG London, Saudi Dairy & Foodstuff Co.,
144A, 4/12/28	Food Products	40,309	1,078,832
HSBC Bank PLC, Mouwasat Medical Services Co., 2/24/21	Health Care Providers & Services	426,140	9,144,635
Total Participatory Notes
(Cost $11,300,965)			10,223,467
Preferred Stocks 1.0%
Brazil 0.5%
[g] Marcopolo SA, 2.721%, pfd	Machinery	3,636,826	3,823,060
Chile 0.5%
[g] Embotelladora Andina SA, 3.823%, pfd., A	Beverages	1,250,500	4,053,854
Total Preferred Stocks (Cost $6,261,008)			7,876,914
Total Investments before Short Term
Investments (Cost $773,390,157)			798,646,409

|7

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Small Cap Fund (continued)
	Shares	Value
Short Term Investments 3.5%

Money Market Funds (Cost $26,496,843) 3.2%
United States 3.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	26,496,843	$26,496,843
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds (Cost $3,000,000) 0.3%
United States 0.3%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 1.99%	3,000,000	3,000,000
Total Investments (Cost $802,887,000) 99.7%		828,143,252
Other Assets, less Liabilities 0.3%.		2,459,576
Net Assets 100.0%		$830,602,828

See Abbreviations on page 16.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $28,960,971, representing 3.5% of net assets.
cA portion or all of the security is on loan at December 31, 2018.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eSee Note 4 regarding holdings of 5% voting securities.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2018, the value of this security was $1,078,832, representing 0.1% of net assets.
gVariable rate security. The rate shown represents the yield at period end.
hSee Note 5 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day effective yield at period end.

|8

TEMPLETON GLOBAL INVESTMENT TRUST

Statement of Investments, December 31, 2018 (unaudited)

Templeton Frontier Markets Fund

	Industry	Shares	Value
Common Stocks 87.4%
Argentina 6.5%
BBVA Banco Frances SA, ADR	Banks	64,501	$730,796
Grupo Financiero Galicia SA, ADR	Banks	37,931	1,045,758
YPF Sociedad Anonima, D, ADR.	Oil, Gas & Consumable Fuels	174,409	2,335,336
			4,111,890
Bangladesh 3.1%
Beximco Pharmaceuticals Ltd	Pharmaceuticals	662,411	629,057
[a] Brac Bank Ltd	Banks	1,521,935	1,310,600
			1,939,657
Colombia 2.4%
Grupo Nutresa SA	Food Products	205,541	1,487,364
Egypt 6.1%
Commercial International Bank Egypt SAE	Banks	305,400	1,276,546
Egyptian International Pharmaceuticals EIPICO	Pharmaceuticals	141,057	841,521
[a] Global Telecom Holding SAE	Wireless Telecommunication Services	8,456,826	1,729,729
			3,847,796
Kenya 3.9%
East African Breweries Ltd	Beverages	396,710	676,432
KCB Group Ltd	Banks	3,771,519	1,393,500
Safaricom PLC	Wireless Telecommunication Services	1,930,985	421,633
			2,491,565
Kuwait 11.6%
Agility Public Warehousing Co. KSC	Air Freight & Logistics	314,716	831,940
Human Soft Holding Co. KSC	Diversified Consumer Services	194,458	2,102,318
Mezzan Holding Co	Food Products	268,601	442,666
National Bank of Kuwait SAKP	Banks	1,430,207	3,931,549
			7,308,473
Nigeria 2.6%
Guaranty Trust Bank PLC	Banks	3,650,996	349,866
Nigerian Breweries PLC	Beverages	2,764,965	657,593
UAC of Nigeria PLC.	Food Products	15,680,314	423,085
Zenith Bank PLC	Banks	3,622,551	232,266
			1,662,810
Pakistan 1.4%
Indus Motor Co. Ltd	Automobiles	27,614	235,055
United Bank Ltd	Banks	753,900	668,695
			903,750
Peru 7.8%
Alicorp SA	Food Products	257,788	761,463
Credicorp Ltd	Banks	5,143	1,140,049
[a,b] InRetail Peru Corp., Reg S	Food & Staples Retailing	67,003	1,896,185
[b] Intercorp Financial Services Inc., Reg S	Banks	26,500	1,113,000
			4,910,697
Philippines 13.9%
Ayala Corp	Diversified Financial Services	40,090	687,257
BDO Unibank Inc	Banks	620,100	1,544,935
DMCI Holdings Inc	Industrial Conglomerates	4,435,400	1,079,703
International Container Terminal Services Inc	Transportation Infrastructure	619,900	1,180,762
Metropolitan Bank & Trust Co	Banks	998,178	1,539,095

Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Philippines (continued)
[a] Puregold Price Club Inc	Food & Staples Retailing	1,762,800	$1,443,817
Robinsons Retail Holdings Inc	Food & Staples Retailing	817,590	1,245,852
Wilcon Depot Inc	Specialty Retail	315,400	75,696
			8,797,117
Romania 1.2%
OMV Petrom SA	Oil, Gas & Consumable Fuels	10,021,297	737,731
Saudi Arabia 1.0%
Mouwasat Medical Services Co	Health Care Providers & Services	14,357	308,090
Samba Financial Group	Banks	41,035	343,481
			651,571
Senegal 1.6%
Sonatel	Diversified Telecommunication Services	36,606	1,022,657
South Africa 2.5%
Old Mutual Ltd	Insurance	1,024,644	1,597,407
Sri Lanka 3.4%
Hatton National Bank PLC	Banks	934,416	1,093,303
Hatton National Bank PLC, non-voting	Banks	639,704	589,339
Hemas Holdings PLC.	Industrial Conglomerates	891,909	434,007
			2,116,649
Togo 0.3%
[a] Ecobank Transnational Inc	Banks	4,041,923	173,145
Ukraine 1.7%
[b] MHP SE, GDR, Reg S	Food Products	104,587	1,082,475
United Arab Emirates 2.8%
Aramex PJSC	Air Freight & Logistics	1,499,168	1,750,931
Vietnam 11.2%
Binh Minh Plastics JSC	Building Products	826,467	1,874,204
DHG Pharmaceutical JSC	Pharmaceuticals	443,278	1,509,764
FPT Corp	Electronic Equipment, Instruments
	& Components	89,953	163,657
[a] Hoa Phat Group JSC	Metals & Mining	580,737	774,900
Imexpharm Pharmaceutical JSC	Pharmaceuticals	229,468	602,483
Vietnam Container Shipping JSC	Marine	421,443	736,776
Vietnam Dairy Products JSC	Food Products	89,428	462,658
[a] Vietnam Technological and Commercial Joint Stock Bank	Banks	819,000	912,746
			7,037,188
Zimbabwe 2.4%
[c] Delta Corp. Ltd	Beverages	2,671,206	1,543,805
Total Common Stocks (Cost $62,751,528)			55,174,678
Participatory Notes 3.7%
Saudi Arabia 3.7%
HSBC Bank PLC,
Mouwasat Medical Services Co., 2/24/21.	Health Care Providers & Services	44,267	949,936
[d] Samba Financial Group, 144A, 5/06/20	Banks	84,571	707,896
[d] Morgan Stanley BV, Saudi Dairy & Foodstuff Co., 144A,
1/28/19	Food Products	26,252	702,610
Total Participatory Notes
(Cost $2,394,420)			2,360,442

|10

TEMPLETON GLOBAL INVESTMENT TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Frontier Markets Fund (continued)

	Industry	Shares	Value
Preferred Stocks 3.3%
Colombia 3.3%
[e] Banco Davivienda SA, 1.294%, pfd	Banks	113,040	$1,076,273
[e] Bancolombia SA, 3.617%, ADR, pfd	Banks	25,700	979,170
Total Preferred Stocks (Cost $2,533,414)			2,055,443
Total Investments before Short Term
Investments (Cost $67,679,362)			59,590,563

Short Term Investments (Cost $3,346,531) 5.3%

Money Market Funds 5.3%
United States 5.3%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.99%.		3,346,531	3,346,531
Total Investments (Cost $71,025,893) 99.7%.			62,937,094
Other Assets, less Liabilities 0.3%			188,240
Net Assets 100.0%			$63,125,334

See Abbreviations on page 16.

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2018, the aggregate value of these securities was $4,091,660, representing 6.5% of net assets.
cFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
December 31, 2018, the aggregate value of these securities was $1,410,506, representing 2.2% of net assets.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 5 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON GLOBAL INVESTMENT TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

|12

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.

Zimbabwe adopted the U.S. dollar as its official currency in 2009 after a period of severe hyperinflation and economic decline. Since that time, its economy has continued to struggle and, despite the government’s issuance of bond notes in August 2017, liquidity conditions have continued to be challenged. Currency restrictions and other concerns have led investors to seek alternative stores of value, causing severe inflationary pressures and extreme price volatility. These economic conditions could affect the value of the Fund’s portfolio. At December 31, 2018, the Fund had 2.9% of its net assets invested in Zimbabwe.

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended December 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Pinar Sut Mamulleri Sanayii AS	3,279,170	—	—	3,279,170	$4,098,962	$262,123	$—	$(5,926,167)
Reysas Gayrimenkul Yatirim Ortakligi AS	24,575,397	—	—	24,575,397	3,201,855	—	—	(7,224,877)
Total Affiliated Securities (Value is 0.9% of Net Assets)					$7,300,817	$262,123	$—	$(13,151,044)

|13

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End Investment		Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Templeton Dynamic Equity Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	636,370	2,163,672	(2,321,757)	478,285	$478,285	$8,053	$—	$—
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	59,360,840	105,564,431	(138,428,428)	26,496,843	$26,496,843	$533,140	$—	$—
						Income from
						securities
						loaned
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	5,503,340	163,689,891	(166,193,231)	3,000,000	3,000,000	40,343	—	—
Total Affiliated Securities.					$29,496,843	$573,483	$—	$—
Templeton Frontier Markets Fund
Non-Controlled Affiliates
						Dividends
Institutional Fiduciary Trust Money Market
Portfolio, 1.99%	3,189,047	20,798,722	(20,641,238)	3,346,531	$3,346,531	$34,709	$—	$—

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|14

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of December 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Dynamic Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Denmark	$—	$118,018	$—	$118,018
Germany	—	78,710	—	78,710
Italy	—	78,997	—	78,997
Switzerland	—	376,541	—	376,541
All Other Equity Investments.	7,386,625	—	—	7,386,625
Short Term Investments	478,285	—	—	478,285
Total Investments in Securities	$7,864,910	$652,266	$—	$8,517,176

Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Egypt.	$4,365,629	$15,636,313	$—	$20,001,942
India	127,826,170	—	5,769,114	133,595,284
All Other Equity Investments.	634,825,716	—	—	634,825,716
Participatory Notes	—	10,223,467	—	10,223,467
Short Term Investments	29,496,843	—	—	29,496,843
Total Investments in Securities	$796,514,358	$25,859,780	$5,769,114	$828,143,252

Templeton Frontier Markets Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Egypt.	$—	$3,847,796	$—	$3,847,796
Senegal	—	1,022,657	—	1,022,657
Zimbabwe	—	—	1,543,805	1,543,805
All Other Equity Investments.	50,815,863	—	—	50,815,863
Participatory Notes	—	2,360,442	—	2,360,442
Short Term Investments	3,346,531	—	—	3,346,531
Total Investments in Securities	$54,162,394	$7,230,895	$1,543,805	$62,937,094

Other Financial Instruments:
Restricted currency	$—	$—	$290,143	$290,143

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks as well as other equity interests.

|15

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended December 31, 2018, is as follows:

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3	Level 3	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Assets:
Investments in Securities:
Equity Investments:
Kuwait	$372,835	$—	$(238,102)	$—	$—	$—	$(362,797)	$228,064	$—	$—
Zimbabwe	5,685,578	—	(2,195,004)	—	—	—	(124,988)	(1,821,781)	1,543,805	(1,026,502)
Total Investments in Securities	$6,058,413	$—	$(2,433,106)	$—	$—	$—	$(487,785)	$(1,593,717)	$1,543,805	$(1,026,502)
Other Financial Instruments:
Restricted currency	$966,176	$1,992,306	$(1,963,389)	$—	$—	$—	$(356,799)	$(637,313)	$981	$(2,106)

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2018, are as follows:

	Fair Value at			Impact to Fair Value if
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Zimbabwe	$1,543,805	Market Comparables	Implied foreign	5.2 Decrease[c]
			exchange rate[b]
Other Financial Instruments:
Restricted currency	$290,143	Market Comparables	Implied foreign	5.2 Decrease[c]
			exchange rate[b]

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bVarious forms of currency exist within Zimbabwe, including US Dollars and several alternative forms of currency (electronic cash and bonds notes). These alternative forms of currency are not directly fungible with US Dollars and therefore an implied foreign exchage rate is necessary to translate the values into the US Dollar equivalent.
cRepresents a significant impact to fair value and net assets.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

In late February 2019, Zimbabwe announced plans to redenominate its currency from the U.S. dollar to real time gross settlement (RTGS) dollars. Market activity related to this change in currency could have an impact on the value of the securities and/or cash held in the Templeton Frontier Markets Fund.

ABBREVIATIONS
Selected Portfolio

ADR GDR	American Depositary Receipt Global Depositary Receipt

|16

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|17

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective related to internal control over financial reporting specific to the monitoring of market events following the close of trading in foreign stock markets that assist in determining the reliability of the values of the foreign securities held by the Funds and which may require the use of fair valuation factors to account for changes in the values of those securities subsequent to the local close of the foreign market but prior to the net asset calculation of the Funds. As a result, a material weakness exists at period end for the Templeton Dynamic Equity Fund, Templeton Emerging Markets Small Cap Fund, and Templeton Frontier Markets Fund. There are no misstatements to current and previously issued financial statements. However, this material weakness could result in misstatements of security values and unrealized gains or losses and associated disclosures that would result in a material misstatement of the interim or annual financial statements that would not be prevented or detected.

Effective November 1, 2018, the Registrant’s controls were enhanced through the implementation of a daily secondary review of market events following the close of trading on foreign stock markets to ensure the appropriate application of market level fair value.  Registrant’s management believes this will facilitate the remediation of the control deficiency we have identified and strengthen the internal control over financial reporting. This material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.

(b)  Changes in Internal Controls. As described above, there have been changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/MATTHEW T. HINKLE____

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/MATTHEW T. HINKLE____

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date February 26, 2019

By /s/ROBERT G. KUBILIS

  Robert G. Kubilis

  Chief Financial Officer and

  Chief Accounting Officer

Date February 26, 2019